FINANCIAL INSTRUMENTS - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,710,160	$ 1,485,800
At fair value | Available for sale investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	141,781	100,109
At fair value | Warrant investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,209	$ 12,754